Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Preferred Shares, No Par Value	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance, beginning of year at Dec. 31, 2019			$ 493.9	$ 584.6	$ 1,573.4	$ 10,679.6	$ 341.7
Treasury shares purchased				(1.3)	(3.6)	(106.7)
Net restricted equity awards issued/vested				1.9	(1.9)
Amortization of equity-based compensation					89.4
Reinvested dividends on restricted stock units					18.2	(18.2)
Adjustment to carrying amount of redeemable noncontrolling interest					(2.6)
Net income		$ 5,704.6				5,704.6
Cash dividends declared on common shares ($0.40, $1.90, and $4.90 per share)1	[1]					(2,865.9)
Cash dividends declared on Serial Preferred Shares, Series B ($53.75, $53.75, and $80.625 per share)1	[1]					(40.2)
Other, net						1.7
Attributable to noncontrolling interest							2.7
Other comprehensive income (loss)		587.3					587.3
Balance, end of year at Dec. 31, 2020		17,038.6	493.9	585.2	1,672.9	13,354.9	931.7
Treasury shares purchased				(2.4)	(7.1)	(213.5)
Net restricted equity awards issued/vested				1.6	(1.6)
Amortization of equity-based compensation					100.7
Reinvested dividends on restricted stock units					8.0	(8.0)
Adjustment to carrying amount of redeemable noncontrolling interest					0.0
Net income		3,350.9				3,350.9
Cash dividends declared on common shares ($0.40, $1.90, and $4.90 per share)1	[1]					(1,109.0)
Cash dividends declared on Serial Preferred Shares, Series B ($53.75, $53.75, and $80.625 per share)1	[1]					(26.8)
Other, net						(8.8)
Attributable to noncontrolling interest							0.0
Other comprehensive income (loss)		(891.0)					(891.0)
Balance, end of year at Dec. 31, 2021		18,231.6	493.9	584.4	1,772.9	15,339.7	40.7
Treasury shares purchased				(0.9)	(2.6)	(95.5)
Net restricted equity awards issued/vested				1.4	(1.4)
Amortization of equity-based compensation					122.7
Reinvested dividends on restricted stock units					1.4	(1.4)
Adjustment to carrying amount of redeemable noncontrolling interest					0.0
Net income		721.5				721.5
Cash dividends declared on common shares ($0.40, $1.90, and $4.90 per share)1	[1]					(233.7)
Cash dividends declared on Serial Preferred Shares, Series B ($53.75, $53.75, and $80.625 per share)1	[1]					(26.8)
Other, net						17.4
Attributable to noncontrolling interest							0.0
Other comprehensive income (loss)		(2,842.7)					(2,842.7)
Balance, end of year at Dec. 31, 2022		$ 15,891.0	$ 493.9	$ 584.9	$ 1,893.0	$ 15,721.2	$ (2,802.0)

[1]	See Note 14 – Dividends for further discussion.